Subsequent Events	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Subsequent Events
24	Subsequent events
Accordingly, to the Repurchase Program (Note 14 (f)), from January 1, 2022 to February 21, 2022, 197,250 Class A common shares were repurchased by the Entity, in the amount of R$ 13,050.